UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               --------------

Check here if Amendment [ ]; Amendment Number:
                                                --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
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Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
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 Form 13F File Number: 28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott L. Barbee
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee           Arlington, Virginia             November 10, 2009
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 69
                                              -----------------------

Form 13F Information Table Value Total:           $167,522
                                              -----------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE 09-30-2009:

                                                                                    SHR OR     SH/PUT   INVSTMNT  OTHER    VOTING
NAME OF ISSUER                       TYPE OF CLASS        CUSIP        VALUE        PRN AMT   PRN/CALL   DSCRTN   MGRS   AUTHORITY
--------------------------------  --------------------  ---------  -------------   ---------  --------  --------  -----  ---------
Alliance One International Inc.   COM                   018772103  $  10,114,572   2,257,717      SH       Sole     N/A    Sole
Allied Defense Group, Inc.        COM                   019118108  $   5,624,200   1,079,501      SH       Sole     N/A    Sole
American Pacific Corp.            COM                   028740108  $   5,499,528     708,702      SH       Sole     N/A    Sole
Argo Group International
   Holdings Ltd.                  COM                   G0464B107  $     347,581      10,320      SH       Sole     N/A    Sole
Audiovox Corporation Class A      CL A                  050757103  $   4,981,361     727,206      SH       Sole     N/A    Sole
Bassett Furniture Industry        COM                   070203104  $   5,895,028   1,377,343      SH       Sole     N/A    Sole
Beazer Homes USA                  COM                   07556Q105  $     212,755      38,060      SH       Sole     N/A    Sole
Black Rock High Income Shares     SHS BEN INT           09250E107  $     517,685     282,888      SH       Sole     N/A    Sole
BlackRock Floating Rate           COM SHS               09255y108  $     372,099      30,008      SH       Sole     N/A    Sole
Bofi Holdings Inc.                COM                   05566U108  $   4,802,035     570,313      SH       Sole     N/A    Sole
Books-A-Million Inc.              COM                   098570104  $   1,938,512     161,006      SH       Sole     N/A    Sole
Bowl America Inc. - Class A       CL A                  102565108  $     275,399      21,583      SH       Sole     N/A    Sole
Brandywine Operation
   Partners3.875% Due 10-15-26    NOTE 3.875% 10-15-26  105340AH6  $     215,156     225,000      SH       Sole     N/A    Sole
Brandywine Realty Trust           SH BEN INT NEW        105368203  $   3,922,600     355,308      SH       Sole     N/A    Sole
Brigham Exploration Co.           COM                   109178103  $   4,480,608     493,459      SH       Sole     N/A    Sole
BRT Realty Trust                  SH BEN INT NEW        055645303  $   3,224,804     565,755      SH       Sole     N/A    Sole
California First National
   Bank Corp.                     COM                   130222102  $   5,121,137     462,614      SH       Sole     N/A    Sole
Care Investment Trust             COM                   141657106  $   2,515,898     328,018      SH       Sole     N/A    Sole
ChipMOS Technology Bermuda Ltd.   SHS                   G2110R106  $     723,766     746,150      SH       Sole     N/A    Sole
Comstock Homebuilding Class A     CL A                  205684103  $     245,522     233,830      SH       Sole     N/A    Sole
Cooper Tire & Rubber Co.          COM                   216831107  $   1,339,244      76,180      SH       Sole     N/A    Sole
Covenant Transport Inc. Cl. A.    CL A                  22284P105  $   1,349,185     274,783      SH       Sole     N/A    Sole
Dana Holdings Corp.               COM                   235825205  $  13,140,882   1,929,645      SH       Sole     N/A    Sole
Delta Apparel Inc.                COM                   247368103  $   6,157,864     769,733      SH       Sole     N/A    Sole
Dillards Inc. Class A.            CL A                  254067101  $   3,326,190     235,900      SH       Sole     N/A    Sole
Duckwall-ALCO                     COM                   264142100  $   6,110,916     340,441      SH       Sole     N/A    Sole
FBR Capital Markets Corp.         COM                   30247C301  $   1,345,553     226,906      SH       Sole     N/A    Sole
First Federal Northern
   Michigan Bancorp.              COM                   32021X105  $      73,062      35,640      SH       Sole     N/A    Sole
Fisher Communications Inc.        COM                   337756209  $   1,286,144      70,745      SH       Sole     N/A    Sole
Franklin Universal Trust          SH BEN INT            355145103  $      70,434      12,900      SH       Sole     N/A    Sole
Frequency Electronics, Inc.       COM                   358010106  $   1,187,086     256,390      SH       Sole     N/A    Sole
Hardinge Inc.                     COM                   412324303  $   2,274,284     366,820      SH       Sole     N/A    Sole
Hastings Entertainment            COM                   418365102  $     467,561     109,756      SH       Sole     N/A    Sole
Horizon Lines Inc.4.250%
   Due 08-15-12                   NOTE 4.250% 8-15-12   44044KAB7  $     591,563     750,000      SH       Sole     N/A    Sole
Horsehead Holdings                COM                   440694305  $   8,742,300     745,930      SH       Sole     N/A    Sole
HRPT Properties Trust             COM SH BEN INT        40426W101  $   5,772,946     767,679      SH       Sole     N/A    Sole
Imperial Sugar                    COM NEW               453096208  $   1,568,770     123,720      SH       Sole     N/A    Sole
International Shipholding
   Corporation                    COM NEW               460321201  $     865,083      28,078      SH       Sole     N/A    Sole
J. Alexanders Corp.               COM                   466096104  $     516,148     122,310      SH       Sole     N/A    Sole
Lodgian Inc.                      COM PAR $.01          54021P403  $     270,646     164,028      SH       Sole     N/A    Sole
LTX-Credence Corporation          COM                   502403108  $     231,210     140,127      SH       Sole     N/A    Sole
Lubys. Inc.                       COM                   549282101  $   1,379,713     328,503      SH       Sole     N/A    Sole
Marlin Business Service           COM                   571157106  $   2,424,748     296,424      SH       Sole     N/A    Sole
Medallion Financial Corp.         COM                   583928106  $   1,328,964     158,967      SH       Sole     N/A    Sole
Meridian Resources                COM                   58977Q109  $       7,107      17,333      SH       Sole     N/A    Sole
Mitcham Industies, Inc.           COM                   606501104  $     590,686      95,272      SH       Sole     N/A    Sole
Mod-Pac Corp.                     COM                   607495108  $     457,481     186,727      SH       Sole     N/A    Sole
Old Republic International Corp.  COM                   680223104  $   2,627,226     215,700      SH       Sole     N/A    Sole
Olympic Steel Inc.                COM                   68162K106  $     318,459      11,100      SH       Sole     N/A    Sole
Omega Protein Corp.               COM                   68210P107  $   1,917,515     395,364      SH       Sole     N/A    Sole
Patterson-UTI Energy Inc.         COM                   703481101  $   2,270,285     150,350      SH       Sole     N/A    Sole
Pep Boys - MM&J                   COM                   713278109  $     207,124      21,200      SH       Sole     N/A    Sole
PMA Capital Corp. Cl. A           CL A                  693419202  $   7,066,923   1,241,990      SH       Sole     N/A    Sole
Post Properties Inc.              COM                   737464107  $   1,314,000      73,000      SH       Sole     N/A    Sole
RF Monolithics Inc.               COM                   74955f106  $       8,269      10,880      SH       Sole     N/A    Sole
Safety Insurance Group            COM                   78648T100  $     246,900       7,500      SH       Sole     N/A    Sole
Sparton Corporation               COM                   847235108  $     459,301     110,675      SH       Sole     N/A    Sole
Specialty Underwriters'Alliance   COM                   84751T309  $   4,872,701     738,288      SH       Sole     N/A    Sole
Spherion Corporation              COM                   848420105  $   4,475,410     720,678      SH       Sole     N/A    Sole
Superior Industries
   International Inc.             COM                   868168105  $   3,120,237     219,735      SH       Sole     N/A    Sole
Sypris Solutions Inc.             COM                   871655106  $   1,413,651     554,373      SH       Sole     N/A    Sole
Tandy Brands Accessories Inc.     COM                   875378101  $   1,341,893     393,517      SH       Sole     N/A    Sole
Tecumseh Products
   Company - Class A              CL A                  878895200  $   3,067,915     270,778      SH       Sole     N/A    Sole
Tecumseh Products
   Company - Class B              CL B                  878895101  $   4,875,024     413,488      SH       Sole     N/A    Sole
Tesoro Corp.                      COM                   881609101  $   1,718,011     114,687      SH       Sole     N/A    Sole
Thomas Properties Group, Inc.     COM                   884453101  $     973,014     336,683      SH       Sole     N/A    Sole
Ultra Petrol Bahamas              COM                   P94398107  $     492,000     100,000      SH       Sole     N/A    Sole
Unifi Inc.                        COM                   904677101  $     790,803     247,126      SH       Sole     N/A    Sole
Vestin Realty Mortgage I Inc.     COM                   925490104  $      39,023      26,809      SH       Sole     N/A    Sole

                                                                   $ 167,521,699